Earnings per share ("EPS")	12 Months Ended
Dec. 31, 2018
Earnings per share ("EPS")
Earnings per share ("EPS")

Note 19 – Earnings per share (“EPS”)

For the year ended December 31, 2018
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Basic EPS	$139.0	186.1	$0.75
Effect of dilutive securities	—	0.3	—
Diluted EPS	$139.0	186.4	$0.75

For the year ended December 31, 2017
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Basic EPS	$194.7	182.9	$1.06
Effect of dilutive securities	—	0.4	—
Diluted EPS	$194.7	183.3	$1.06

For the year ended December 31, 2018,  103,893 stock options (2017  – nil) were excluded in the computation of diluted EPS due to the strike price exceeding the weighted average share price during the year. Further, 17,524 stock options  (2017 – 5,626) and 1,400 time-based RSUs (2017 – 1,194) were excluded due to being anti-dilutive. RSUs totaling 69,442  (2017  –73,947) were excluded from the computation of diluted EPS due to the performance criteria for the vesting of the RSUs not being measurable as at December 31, 2018.